Business Acquisitions and Divestitures Business Acquisitions and Divestitures Narrative (Details) € in Thousands, $ in Thousands			3 Months Ended								12 Months Ended
		Feb. 09, 2021	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 USD ($)		Mar. 31, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2017 EUR (€)
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability			$ 15,988				$ 5,950				$ 15,988	$ 5,950		$ 8,068
Deferred consideration business acquisition			893								893
Amortization of Intangible Assets											74,528	98,747		70,195
Revenues			822,991	$ 774,261	$ 736,840	$ 696,803	768,213	$ 696,238	$ 678,961	$ 638,758	3,030,895	2,782,170		2,619,996
Business Combination, Acquisition Related Costs	[1]										8,225	8,901		16,211
Document Period End Date		Feb. 09, 2021
Operating Income (Loss)											536,973	411,465		399,883
Proceeds from Divestiture of Businesses											439	2,478		8,888
Gain (Loss) on Disposition of Business											1,770	(1,370)	[2]	14,547	[2]
Investment Owned, at Cost										4,955
Line of Credit Provided to Investee										$ 10,000
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability			9,830								9,830			5,018
Approximate purchase price of entity			120,537				13,313				120,537	13,313		52,292
HCS China Divestiture [Domain]
Business Acquisition [Line Items]
Revenues											5,000
Dutch Linen Loan [Domain]
Business Acquisition [Line Items]
Other Loan Receivable | €																			€ 15,000
Financing Receivable, after Allowance for Credit Loss			8,072				8,494				8,072	8,494				€ 7,300		€ 7,550
Other Receivables | €																	€ 7,300
Equity Investee Loan [Domain]
Business Acquisition [Line Items]
Interest Rate First Four Years										seven years
Financing Receivable, after Allowance for Credit Loss			$ 7,084				$ 7,465				7,084	$ 7,465
Loan Rate 4% [Member]
Business Acquisition [Line Items]
Interest rate on loan receivable										4.00%
Years 5-6,8% Int Rate [Member] [Member]
Business Acquisition [Line Items]
Interest rate on loan receivable																	8.00%
Years 1-4, 4% Int Rate [Member]
Business Acquisition [Line Items]
Interest rate on loan receivable																	4.00%		4.00%
Years 5-15, 12% Int Rate [Member]
Business Acquisition [Line Items]
Interest rate on loan receivable																			12.00%
China HCS [Member]
Business Acquisition [Line Items]
Gain (Loss) on Disposition of Business											$ 2,365
HCS [Member]
Business Acquisition [Line Items]
Revenues														40,000
Proceeds from Divestiture of Businesses														8,891
Gain (Loss) on Disposition of Business														$ 12,972

[1]	Acquisition and integration related charges include transaction costs and integration expenses associated with acquisitions.
[2]	For more information regarding our recent acquisitions and divestitures see Note 18 titled, "Business Acquisitions and Divestitures". Amortization of purchased intangible assets fiscal 2019 total includes an impairment charge of $16,249, see Note 3 titled, "Goodwill and Intangible Assets", for more information.